Commitments and contingencies - Expense (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2016 USD ($)	Mar. 31, 2016 CNY (¥)	Mar. 31, 2015 CNY (¥)	Mar. 31, 2014 CNY (¥)
Commitments and contingencies
Total rental expenses, operating leases	$ 759	¥ 4,898	¥ 4,536	¥ 3,735